Schedule of directors remuneration (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Directors’ remuneration in respect of qualifying services	£ 1,203,537	£ 1,046,324	£ 967,651
Directors’ employer’s pension contributions	72,176	15,001	14,376
Directors remuneration	£ 1,275,713	£ 1,061,325	£ 982,027